UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/2006

Check here if Amendment  [   ];  Amendment Number:  ______
     This Amendment (Check only one.):		[   ]	is a restatement.
                                            [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Equinox Capital Management, LLC
Address:	590 Madison Avenue
           New York, N.Y. 10022

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Laurie A Vicari
Title:	Chief Compliance Officer
Phone:	212-207-1100

Signature, Place and Date of Signing:

/S/ Laurie A Vicari                        New York, NY
1/19/2007

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:	72

Form 13F Information Table Value Total: 	$6,494,255  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103     5806    95850 SH       SOLE                    95850
AETNA INC NEW COM              COM              00817Y108   141098  3267668 SH       SOLE                   446818           2820850
ALCOA INC.                     COM              013817101     7394   246400 SH       SOLE                   246400
ANADARKO PETE CO               COM              032511107   141372  3248429 SH       SOLE                   532129           2716300
AT&T INC COM                   COM              00206R102   165145  4619454 SH       SOLE                   829306           3790148
BANK OF AMERICA CORP           COM              060505104   181763  3404448 SH       SOLE                   642598           2761850
CARDINAL HEALTH INC. COMMON    COM              14149Y108   160239  2487028 SH       SOLE                   346654           2140374
CENTEX CORP                    COM              152312104     6128   108900 SH       SOLE                   108900
CHEVRON CORP NEW COM           COM              166764100   276258  3757080 SH       SOLE                   652180           3104900
CHUBB CORP                     COM              171232101     8238   155700 SH       SOLE                   155700
CITIGROUP INC.                 COM              172967101   334761  6010072 SH       SOLE                   958222           5051850
COMCAST CORP CL K              COM              20030N200      431    10300 SH       SOLE                    10300
COMCAST CORP-CL A              COM              20030N101    10932   258250 SH       SOLE                   258250
COMERICA INC                   COM              200340107     7576   129100 SH       SOLE                   129100
COMMUNITY HLTH SYS NEW COM     COM              203668108     6921   189500 SH       SOLE                   189500
CONOCOPHILLIPS COM             COM              20825C104   227269  3158704 SH       SOLE                   525104           2633600
DOW CHEM CO                    COM              260543103   145123  3637168 SH       SOLE                   591789           3045379
EASTMAN KODAK CO               COM              277461109   223726  8671557 SH       SOLE                  1338610           7332947
ELECTRONIC DATA SYSTEMS CORP   COM              285661104   160597  5829296 SH       SOLE                   871640           4957656
FEDERAL HOME LN                COM              313400301   193179  2845049 SH       SOLE                   444018           2401031
FEDERATED DEPT S               COM              31410H101   118814  3116017 SH       SOLE                   503717           2612300
FIRSTENERGY CORP.              COM              337932107   139761  2317761 SH       SOLE                   267211           2050550
FORTUNE BRAND                  COM              349631101   135155  1582801 SH       SOLE                   197101           1385700
GANNETT INC                    COM              364730101   127308  2105654 SH       SOLE                   245154           1860500
GAP INC DEL                    COM              364760108   117579  6029706 SH       SOLE                   706784           5322922
GENERAL ELEC CO                COM              369604103   280143  7528689 SH       SOLE                  1083889           6444800
HARTFORD FINL SVCS             COM              416515104   169729  1818981 SH       SOLE                   312554           1506427
HEWLETT PACKARD                COM              428236103     2027    49200 SH       SOLE                    49200
HOME DEPOT INC                 COM              437076102   130094  3239392 SH       SOLE                   421142           2818250
IBM CORP                       COM              459200101   303780  3126917 SH       SOLE                   481167           2645750
JABIL CIRCUIT INC              COM              466313103     1841    75000 SH       SOLE                    75000
JOHNSON & JOHNSO               COM              478160104   125446  1900125 SH       SOLE                   215525           1684600
JPMORGAN CHASE & CO COM        COM              46625H100   257311  5327352 SH       SOLE                   955762           4371590
KEYCORP                        COM              493267108     4527   119050 SH       SOLE                   119050
KINDRED HEALTHCARE INC COM     COM              494580103     3134   124100 SH       SOLE                   124100
LENNAR CORP                    COM              526057104     5786   110300 SH       SOLE                   110300
LEXMARK INTL                   COM              529771107     7737   105700 SH       SOLE                   105700
LOEWS CORP                     COM              540424108   167610  4041715 SH       SOLE                   453065           3588650
MASSEY ENERGY CORP COM         COM              576206106     5090   219100 SH       SOLE                   219100
MCDONALDS CORP                 COM              580135101     3741    84388 SH       SOLE                    84388
MEADWESTVACO CORP COM          COM              583334107   172261  5730567 SH       SOLE                   877749           4852818
MERRILL LYNCH &                COM              590188108     2771    29767 SH       SOLE                    29767
MORGAN STANLEY                 COM              617446448    12291   150940 SH       SOLE                   146100              4840
MOTOROLA INC                   COM              620076109     4618   224600 SH       SOLE                   224600
NEWELL CO                      COM              651229106     5170   178600 SH       SOLE                   178600
NORTHROP GRUMMAN CORP          COM              666807102   133458  1971313 SH       SOLE                   356663           1614650
OWENS-ILLINOIS                 COM              690768403     5480   297000 SH       SOLE                   297000
PACTIV CORP COM                COM              695257105     2798    78400 SH       SOLE                    78400
PFIZER INC                     COM              717081103   248221  9583815 SH       SOLE                  1614693           7969122
PPL CORP COM                   COM              69351T106     6946   193800 SH       SOLE                   193800
RADIOSHACK CORP COM            COM              750438103     3405   202900 SH       SOLE                   202900
REALOGY CORP COM               COM              75605E100     3474   114575 SH       SOLE                   114575
SAFEWAY STORES                 COM              786514208     4562   132000 SH       SOLE                   132000
SARA LEE CORP                  COM              803111103     3622   212700 SH       SOLE                   212700
SMURFIT-STONE CONTAINER CORP.  COM              832727101     2112   200000 SH       SOLE                   200000
SPRINT NEXTEL CORP COM FON     COM              852061100    78588  4160300 SH       SOLE                   656350           3503950
ST PAUL TRAVELERS INC COM      COM              792860108   249778  4652235 SH       SOLE                   535332           4116903
SUPER VALU STORE               COM              868536103    62828  1757422 SH       SOLE                   210422           1547000
TEVA PHARMACEUTCL INDS ADR     COM              881624209     6251   201133 SH       SOLE                   201133
TEXAS INSTRS INC               COM              882508104    72093  2503219 SH       SOLE                   284019           2219200
TIDEWATER INC                  COM              886423102     4280    88500 SH       SOLE                    88500
TRIAD HOSPITALS INC COM        COM              89579K109   116090  2775273 SH       SOLE                   393125           2382148
TYCO INTL LTD NEW COM          COM              902124106     6867   225900 SH       SOLE                   225900
UNION PAC CORP COM             COM              907818108   128616  1397701 SH       SOLE                   232151           1165550
UNITED TECHNOLOG               COM              913017109   120226  1923000 SH       SOLE                   328050           1594950
UNUMPROVIDENT CORP COM         COM              91529Y106     6100   293550 SH       SOLE                   293550
VERIZON COMMUNICATIONS COM     COM              92343V104    10610   284900 SH       SOLE                   284900
WACHOVIA CORP 2ND NEW COM      COM              929903102   267061  4689397 SH       SOLE                   739904           3949493
WASHINGTON MUTUAL INC.         COM              939322103   229245  5039470 SH       SOLE                   789819           4249651
WILLIAMS COS INC               COM              969457100     3639   139300 SH       SOLE                   139300
WYETH COM                      COM              983024100     8346   163900 SH       SOLE                   163900
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     1879    58690 SH       SOLE                    58690